As Filed with the Securities and Exchange Commission on May 10, 2012

File Nos. 333-59185 and 811-08873

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post Effective Amendment No. 24	☒

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 25	☒

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.®

(Exact Name of Registrant as Specified in Charter)

Address of Principal Executive Offices:

2000 N. Classen Boulevard

Oklahoma City, Oklahoma 73106

Registrant’s Telephone Number, including Area Code: (405) 523-2000

Stephen P. Garrett General Counsel American Fidelity Dual Strategy Fund, Inc. 2000 N. Classen Boulevard Oklahoma City, Oklahoma 73106 (Name and Address of Agent for Service)	Copies to: Jennifer Wheeler McAfee & Taft A Professional Corporation 10th Floor, Two Leadership Square 211 North Robinson Oklahoma City, OK 73102-7103

Approximate Date of Proposed Public Offering: As soon as practicable after effectiveness of the Registration Statement

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b) of Rule 485
☐	on May 1, 2011 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on May 1, 2011 pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Fund certifies that it meets all of the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized officer in Oklahoma City, Oklahoma on May 10, 2012.

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.®

By	/s/ David R. Carpenter
David R. Carpenter, President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Fund’s Registration Statement has been signed below by the following persons in the capacities indicated on May 10, 2012.

/s/ David R. Carpenter David R. Carpenter, Chairman of the Board, President and Secretary

/s/ ** Robert Brearton, Executive Vice President and Principal Financial Officer

/s/ ** JoAnn Dickey, Director

/s/ ** Mark M. McCubbin, Director

/s/ ** G. Rainey Williams, Jr., Director

**By:	/s/ David R. Carpenter
David R. Carpenter, Attorney-in-Fact
May 10, 2012

Each of the undersigned hereby appoints David R. Carpenter, as his/her true and lawful attorney-in-fact with full power to sign for him/her, in his/her name as officer or director, or both, of American Fidelity Dual Strategy Fund, Inc., a post-effective amendment to registration statement (and any and all amendments thereto, including additional post-effective amendments) on Form N-1A to be filed with the Securities and Exchange Commission, granting unto said attorney-in-fact and agent, full power and authority to do and to perform each and every act and thing requisite and necessary to be done in and about the premises, as fully to all intents and purposes as he/she might or could do in person, hereby ratifying and confirming all that said attorney-in-fact and agent, may lawfully do or cause to be done by virtue hereof.

/s/ Robert D. Brearton	March 2, 2012
Robert D. Brearton, Executive Vice President and Principal Financial Officer	Date

/s/ JoAnn Dickey	March 1, 2012
JoAnn Dickey, Director	Date

/s/ Mark M. McCubbin	March 6, 2012
Mark M. McCubbin, Director	Date

/s/ G. Rainey Williams, Jr.	March 5, 2012
G. Rainey Williams, Jr., Director	Date

EXHIBIT INDEX

Exhibit Number	Description

101.INS	XBRL Instance Document

101.SCH	XBRL Taxonomy Extension Scheme Document

101.CAL	XBRL Taxonomy Extension Calculation Linkbase

101.DEF	XBRL Taxonomy Extension Definition Linkbase

101.LAB	XBRL Taxonomy Extension Labels Linkbase

101.PRE	XBRL Taxonomy Extension Presentation Linkbase